Accounts receivable, net	12 Months Ended
Mar. 31, 2017
Accounts receivable, net
Accounts receivable, net

3               Accounts receivable, net

(a) Accounts receivable consist of the following:

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Accounts receivable	390,550	365,283	53,069
Less: Allowance for doubtful accounts	(100,894)	(117,602)	(17,086)

Total accounts receivable, net	289,656	247,681	35,983

Representing:

Current portion:
- Processing fees	78,649	71,343	10,365
- Storage fees	43,618	39,904	5,797
- Others	2,378	1,286	187

	124,645	112,533	16,349
Non-current portion:
- Processing fees	165,011	135,148	19,634

Total accounts receivable, net	289,656	247,681	35,983

Non-current gross accounts receivable as of March 31, 2017 are due for payment as follows:

	March 31, 2017
	RMB	US$
Fiscal years ending March 31,
2019	33,012	4,796
2020	29,612	4,302
2021	26,450	3,843
2022	24,663	3,583
2023 and thereafter	129,691	18,842

	243,428	35,366

(b) An aging analysis of gross accounts receivable based on due date is as follows:

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Not past due	276,405	248,865	36,156
Within one year past due	48,266	38,431	5,583
Between one to two years past due	33,170	35,556	5,166
Over two years past due	32,709	42,431	6,164

Total gross accounts receivable	390,550	365,283	53,069

(c) An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Balance at beginning of year	63,025	83,835	100,894	14,658
Charged to allowance for doubtful accounts	25,042	20,251	29,574	4,297
Write-off charged against the allowance for the year	(4,232)	(3,192)	(12,866)	(1,869)

Balance at end of year	83,835	100,894	117,602	17,086